Financial investments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Investments
Schedule of short-term investments
	Weighted average rate (p.a.)	2021	2020
Local currency
Government bonds	99.8% of CDI	2,042	22,465
Private bonds	98.1% of CDI	288,056	468,895
Investment funds	55.4% of CDI	12,042	612,507
Total local currency		302,140	1,103,867

Foreign currency
Private bonds	0.2%	33,570	33,620
Investment funds	29.6%	37,979	36,455
Total foreign currency		71,549	70,075

Total		373,689	1,173,942

Current		291,363	984,112
Non-current		82,326	189,830